UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
THE GUARDIAN INVESTOR® INDIVIDUAL VARIABLE ANNUITY
Issued by The Guardian Insurance & Annuity Company, Inc.
Separate Account D
The prospectus for the The Guardian Investor® Individual Variable Annuity, an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at: https://Guardianlife.onlineprospectus.net/Guardianlife/investor/?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-830-4147.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS PROSPECTUS
Accumulation Period: The period between the issue date of the contract and the retirement date.
Accumulation Unit: A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin. Each variable investment option will have its own Accumulation Units.
Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.
Annuitant: The person on whose life the Annuity Payments payable under the contract are based.
Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the Contract Owner at monthly or other periodic intervals after the Annuity Commencement Date.
Annuity Unit: A measure used to determine the amount of any variable annuity payment.
Business Day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.
Beneficiary: The person(s) designated to receive any benefits under a contract upon the death of an owner.
Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.
Contract Owner: You (or your); the person(s) or entity designated as the owner in the contract.
Customer Service Office: Contact Center For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-800-830-4147.
Funds: The open-end management investment companies, each corresponding to a Variable Investment Option.
Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, on that day in order to receive that day’s unit values.
Mailing Address:
For private express mail with tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
6716 Grade Ln., Building 9, Suite 910
Louisville, KY 40213.
For standard mail delivery without tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
P.O. Box 14293
Louisville, KY 40512-4293.
Retirement Date: The date on which annuity payments under the contract begin.
Valuation Period: The time period from the determination of one Accumulation Unit and Annuity Unit value to the next.

Variable Investment Options: The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.
UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since April 25, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes since April 25, 2025.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
For Single Premium Payment Contracts: If you withdraw money during the first 7 contract years following your single premium payment, you may be assessed a surrender charge of up to 6% of the premium withdrawn, declining to 0% over that time period. Surrender charges will reduce the value of your contract if you withdraw money during that time.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
For Flexible Premium Payment Contracts, the surrender charge will be the lesser of: 6% of the total premium payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount withdrawn. Surrender charges will reduce the value of your contract if you withdraw money during that time.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Financial Information – Contract Costs and Expenses Expense tables - Transaction expenses

Are There Transaction Charges?	Yes. In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment.	Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are There Ongoing Fees and Expenses?
Yes
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on options you have elected.
				Financial Information – Contract Costs and Expenses Expense tables - Transaction expenses
	Annual Fee	Minimum	Maximum
	Base Contract (Varies by Contract Class)[1]	1.15%	1.5%
	Investment Fund options (portfolio company fees and expenses)[2]	0.50%	1.41%
	Optional benefits available for an additional benefits charge (for a single optional benefit if elected)[3]	0.25%	0.30%
1 As a percentage of value in the Separate Account.
2 As a percentage of Fund net assets.
[3] The fee shown is calculated as a percentage of the value in the Separate
Account.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $2,043	Highest Annual Cost $3,318
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of contract class, and fund
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits and
fund fees and expenses
●No sales charges
●No additional purchase payments,
transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract including loss of principal.	Principal Risks
Is this a Short-Term Investment?
No.
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the contract may result in surrender charges, taxes and tax penalties. Surrender charges may apply for the first 7 years of the contract. Surrender charges will reduce the value of your contract if you withdraw money during that time.
Principal Risks

Risks		Location in Prospectus
The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.
What Are the Risks Associated with the Investment Options?
●An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.
●Each investment option, including the fixed-rate option, has its own unique risks.
●You should review the prospectuses for the available funds before making an investment decision.
Principal Risks Appendix A: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, as the
Insurance Company. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-800-830-4147.
Principal Risks

Restrictions		Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●We reserve the right to impose a charge for transfers among investment options in excess of 12 per contract year.
●We reserve the right to limit the frequency of transfers to not more than once every 30 days.
●We may limit transfers based on frequent trading activity.
●We reserve the right to remove or substitute the Variable Investment
Options that are available as investment options under the contract.
●We reserve the right to discontinue the fixed-rate option at any time.
●The fixed-rate option may not be available in your state.
●There are limitations on the number and amount of transfers into and out of the fixed-rate option.
●We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional premium payments and/or transfers.
●You may choose to invest in a maximum of 25 of the 31 Variable
Investment Options or 24 of the Variable Investment Options and the
fixed-rate option, if available, at any time.
●During the annuity period, if you have a variable annuity payout option your transfers among the Variable Investment Options are limited to once each month.
●The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold.
The Accumulation Period - Transfers - Variable investment options - Fixed-rate option Other Information - Distribution of Contract
Are There any	Yes.	Other Contract

Restrictions	Location in Prospectus
Restrictions on Contract Benefits?
●Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
●Certain optional benefits generally limit subsequent purchase payments.
●Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●Optional benefits are no longer available for new sales.
●The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold.

Features
- Benefits
Under the
Contract
- Distributions
on death
- Enhanced
death benefit
riders
- Earnings
benefit rider
- Guaranteed
Lifetime
Withdrawal
Benefit
(GLWB)
Rider
Other
Information -
Distribution
of Contract

Taxes	Location in Prospectus
What Are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.
●You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Financial Information – Federal tax matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Your rights and responsibilities – Distribution of the contract
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Buying a contract – Tax Free “Section 1035” Exchanges

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Investment Options
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/investor/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See Distribution of the Contract - Broker-Dealer Contract Variations.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein, L.P.	1.20%	6.03%	3.02%	9.80%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	29.12%	18.15%	12.94%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-5.71%	2.61%	4.04%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.56%	18.92%	12.41%	11.49%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%
The fund seeks capital appreciation.	Guardian All Cap Core VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.83%	12.25%	N/A	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	6.61%	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	14.76%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.45%	5.35%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government/Credit VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.74%	6.72%	0.21%	N/A
The Fund’s investment objective is to seek capital growth.	Invesco V.I. American Franchise Fund (Series I) Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
The Fund’s investment objectives are both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series I) Invesco Advisers, Inc.	0.57%	12.81%	8.94%	8.92%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.62%	18.14%	11.65%	16.24%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.82%	20.92%	12.51%	12.93%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.82%	18.39%	14.11%	15.88%
Seeks capital appreciation.	MFS® Growth Series (Initial Class) Massachusetts Financial Services Company	0.73%	12.19%	11.10%	15.60%
Seeks capital appreciation.	MFS® New Discovery Series (Initial Class) Massachusetts Financial Services Company	0.87%	12.96%	-0.28%	10.74%
Seeks total return.	MFS® Total Return Series (Initial Class) Massachusetts Financial Services Company	0.61%	11.16%	6.42%	7.63%
Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
1
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Fixed Investment Options
The following is a list of fixed options currently available under the contract. We may change the features of the fed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See The accumulation period, fixed-rate option in the prospectus for more information.
Name	Term	Minimum Guaranteed Interest Rate
Fixed rate option	1 year	3%
The fixed-rate option is not available while the Earnings Benefit Rider is in effect.

The Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026 contain additional important information about the Contract and are incorporated herein by reference. The Prospectus and SAI are available, without charge, upon request. For a free copy of the Prospectus or SAI, call us at 1-800-830-4147 or visit our website at www.GuardianLife.com.
Contract ID: C000023900